Advances for vessels under construction and acquisition of vessels (Details) $ in Thousands	6 Months Ended
	Jun. 28, 2018 USD ($)	Dec. 31, 2018 USD ($)	Dec. 31, 2017 USD ($)
Property, Plant and Equipment [Line Items]
Advances for vessels under construction and acquisition of vessels		$ 59,900	$ 48,574
OCC vessels | Financed by CSSC
Property, Plant and Equipment [Line Items]
Secured financing related to commitments payments	$ 104,400
Commitments for vessels under construction	$ 103,844
Capital leased assets, Number of vessels	3
Description of Capital leases, Term of contract	Bareboat charter for ten years
Total aggregate remaining contracted price plus agreed additional amounts		95,700
OCC vessels | Financed by CSSC | Per vessel
Property, Plant and Equipment [Line Items]
Capital lease obligation recognised	$ 34,800
Vessel purchase price obligation	$ 10,440
OCC vessels | Financed by CSSC | First OCC Vessel
Property, Plant and Equipment [Line Items]
Capital lease obligation recognised		4,350
OCC vessels | Financed by CSSC | Second OCC Vessel
Property, Plant and Equipment [Line Items]
Capital lease obligation recognised		4,350
Step 1 Acquisition
Property, Plant and Equipment [Line Items]
Advances for vessels under construction and acquisition of vessels		$ 4,880